Drinker Biddle & Reath LLP

One Logan Square

Suite 2000

Philadelphia, PA 19103-6996

(215) 988-2700 (Phone)

(215) 988-2757 (Facsimile)

www.drinkerbiddle.com

July 27, 2018

VIA EDGAR TRANSMISSION

Securities and Exchange Commission

100 F Street, N.E.

Washington, D.C. 20549

Re:	Hatteras Core Alternatives Institutional Fund, L.P. (File Nos. 333-220751/811-21986)

Ladies and Gentlemen:

Filed herewith electronically via EDGAR is an amendment to the registration statement on Form N-2 (the “Registration Statement”) of Hatteras Core Alternatives Institutional Fund, L.P. (the “Registrant”). The Registration Statement is being filed pursuant to the Investment Company Act of 1940, as amended, and the Securities Act of 1933, as amended (the “Securities Act”), and the applicable rules thereunder. The purpose of this amendment is to include the most current financial statements of the Registrant and make other non-material changes. The Registrant represents that this amendment would be filed pursuant to Rule 485(b) of the Securities Act if the Registrant was an open-end management investment company.

The Registrant would like the Registration Statement to become effective on July 30, 2018 or as soon thereafter as practicable and is willing to work with the staff towards meeting this goal. Enclosed is a request of the Registrant and its principal underwriter for acceleration of the Registration Statement. Should questions arise in conjunction with this request, or if there is any way we can be of assistance in expediting the processing of this request, please call the undersigned at (215) 988-2497.

Questions and comments concerning the Registration Statement may be directed to the undersigned at (215) 988-2497.

Very truly yours,

/s/ Catherine A. DiValentino
Catherine A. DiValentino